Capital Management and Risk Policies - Additional information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Statement [Line Items]
Closing amount of credit risk	$ 29,147,302
Confidence level used to determine risk adjustment for non-financial risk	99.50%
Percentage of central scenario probability of occurrence	70.00%
Percentage of downside scenario probability of occurrence	15.00%
Percentage of upside scenario probability of occurrence	15.00%
Argentine Pesos
Statement [Line Items]
Number of basis points	4.00%
US Dollar
Statement [Line Items]
Number of basis points	2.00%